Municipal ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Municipal ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	1.94%	6.07%	(7.53%)	1.58%	4.94%	8.51%